Other Liabilities - Schedule of Other Liabilities (Details) - EUR (€)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Other Liabilities [Line Items]
Other liabilities, total	€ 10,097,269	€ 11,695,777
Accrued liabilities from R&D projects [Member]
Schedule of Other Liabilities [Line Items]
Other liabilities, total	6,050,837	6,609,925
Accrued liabilities from commercial activities [Member]
Schedule of Other Liabilities [Line Items]
Other liabilities, total	109,000	69,250
Accounts Payable [Member]
Schedule of Other Liabilities [Line Items]
Other liabilities, total	1,986,096	3,413,064
Other Accrued Liabilities and Payables [Member]
Schedule of Other Liabilities [Line Items]
Other liabilities, total	€ 1,951,336	€ 1,603,538